Consolidated Balance Sheets - USD ($)		Jun. 30, 2025	Jun. 30, 2024
Current assets
Cash and cash equivalents		$ 1,034,103	$ 6,707,695
Accounts receivable, net		108,999	111,066
Inventories, net		103,914	163,993
Other current assets		377,291	222,737
Amount due from related parties		159,424	83,563
Total current assets		1,783,731	7,289,054
Non-current assets
Property and equipment, net		138,421	216,047
Intangible assets, net		2,360,937	18,952
Operating leases right-of-use assets		164,861	370,607
Other assets			55,955
Total non-current assets		2,664,219	661,561
TOTAL ASSETS		4,447,950	7,950,615
Current liabilities
Accounts payable		870,849	1,671,201
Accruals and other payables		563,530	1,078,094
Operating lease liabilities, current		168,948	240,090
Total current liabilities		1,690,311	3,158,296
Non-current liabilities
Operating lease liabilities			135,920
Total non-current liabilities		140,862	652,866
TOTAL LIABILITIES		1,831,173	3,811,162
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Additional paid-in capital		30,164,959	28,466,888
Accumulated deficit		(28,139,599)	(24,755,793)
Accumulated other comprehensive income		591,250	428,220
Total shareholders’ equity		2,616,777	4,139,453
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		4,447,950	7,950,615
Common Class A [Member]
SHAREHOLDERS’ EQUITY
Ordinary shares, value	[1]	120	89
Common Class B [Member]
SHAREHOLDERS’ EQUITY
Ordinary shares, value	[1]	47	49
Officer [Member]
Current liabilities
Amount due to officers and related parties		798	133,544
Non-current liabilities
Amount due to officers		140,862	516,946
Related Party [Member]
Current liabilities
Amount due to officers and related parties		$ 86,186	$ 35,367

[1]	Retroactively restated to give effect to a share consolidation at a ratio of 1:8 ordinary shares effective on February 28, 2025. Retroactively restated to give effect to a share consolidation at a ratio of 1:5 ordinary shares effective on September 25, 2025.